Parent Company Only Condensed Financial Information - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Reportable Legal Entities [Member] - Parent Company [Member]		Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.0002	¥ 0.0002
Ordinary shares, shares authorized	[1]	250,000,000	250,000,000
Ordinary shares, shares issued	[1]	20,766,531	19,022,795
Ordinary shares, shares outstanding	[1]	20,766,531	19,022,795

[1]	Gives retroactive effect to the Share Consolidation in October 2024.